Annual Fund Operating Expenses - Master Loan Fund - Class R6	Dec. 18, 2020
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Interest	0.18%
Total Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.70%